Contingencies - Additional Information (Detail) - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	S/ 53,011	S/ 46,464